Net Income (Loss) Per Common Share (Tables)	9 Months Ended
Sep. 30, 2012
Net Income (Loss) Per Common Share [Abstract]
Reconciliation of the numerator and denominator used in computing basic and diluted net loss per common share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
		(As Restated)		(As Restated)
Net income (loss) attributable to Snap Interactive, Inc. shareholders	$302,306	$121,185	$(3,727,553)	$(50,328)
Net income (loss) allocated to participating securities	35,591	1,739	-	-
Net income (loss) attributable to Snap Interactive, Inc. common shareholders – basic	$266,715	$119,446	$(3,727,553)	$(50,328)
Average number of common shares outstanding – basic	38,593,304	37,718,256	38,584,641	37,484,089
Dilutive effect of equity awards	1,091,830	4,605,714	-	-
Average number of common shares outstanding – diluted	39,685,134	42,323,970	38,584,641	37,484,089

Net income (loss) per common share attributable to Snap Interactive, Inc. common shareholders:
Basic	$0.01	$0.00	$(0.10)	$(0.00)
Diluted	$0.01	$0.00	$(0.10)	$(0.00)

Securities excluded from the computation of diluted net income (loss) per share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Options to purchase common stock	1,889,839	229,565	-	-
Unvested restricted stock awards	2,545,773	410,604	-	-
Common stock warrants	2,342,500	2,342,500	-	-